FEDERATED STRATEGIC INCOME FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES
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A Portfolio of Federated Fixed Income Securities, Inc.
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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2005


Please delete the last sentence on page 2, (i.e. the sentence that reads "It is anticipated that, normally, the foreign fixed-income portion of the Fund's portfolio will not be hedged and therefore will remain subject to currency risk.").








                                                                February 3, 2005

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809
31878 (2/05)